COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	9 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelate operating lease

Minimum future lease payments under these leases are as follows:

	Payments due by period
Contractual Obligations	Total	2019	2020	2021	2022
Operating Lease Obligations	$305,500	$90,600	$89,100	$71,900	$53,900
Total	$305,500	$90,600	$89,100	$71,900	$53,900